Financial assets, liabilities and financial results (telecom activities) - Equity securities FV - Reconciliation (Details) - Telecom activities, operating segment [member] - Operating segments [member] - EUR (€)
€ in Millions
	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of financial assets [line items]
Financial assets at beginning of period	€ 5,545	€ 3,290
Financial assets at end of period	3,776	5,545	€ 3,290
Financial assets at fair value through profit or loss, category [member] | Investments securities [member]
Disclosure of financial assets [line items]
Financial assets at beginning of period	205	203	141
Changes in fair value	(25)	10	34
Other items	(8)	(8)	27
Financial assets at end of period	€ 173	€ 205	€ 203